SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCE LEASES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
2023		$ 10,341
Thereafter
Total finance lease payment		10,341
Less: Imputed interest		(5,300)
Finance lease liabilities		5,041
Finance lease liability		10,341	$ 72,768
Finance lease liability - non-current			$ 10,341